Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Parties

Related parties

Related Parties	Relationship
Mr. Geng Xiaogang	Founder, chief executive officer of the Company
Ms. Jia Xiaohua	Immediate family members of Founder and the management of the Group
Winpass Logistics (HK) Co., Limited	100% controlled by Ms. Jia Xiaohua
Cargo Link Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	40% owned by Supervisor of JYD SXGYL
Xi’an Rochester Electronic Technology Co., Ltd	50% owned by Supervisor of JYD SXGYL
LD Global Logistics Inc	10% owned by JYD US
HYTX Logistics LLC	Owns 49% of HYTX Warehouse Inc.
HYTX Warehouse No. 3 LLC	20% owned by JYD US
HYTX Warehouse No. 10 LLC	49% owned by JYD US
Bin Li	Supervisor of JYD SXGYL
Key management and their immediate family members	The Group’s key management and their immediate family members

For the six months ended June 30, 2024 and 2025, the Group had the following material related party transactions:

		For the six months ended June 30,
Related Parties	Nature	2024	2025
		RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	Purchase of logistic services	241,479	142,615	19,922
Cargo Link Logistics HK Company Limited	Purchase of logistic services	31,986,207	27,923,471	3,900,689
The other logistics service providers	Purchase of logistic services	902,403	284,819	39,787
LD Global Logistics Inc	Provided logistic services	-	1,978,424	276,370
The other logistics service customers	Provided logistic services	609,612	-	-
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	Sales of goods	641,316	267,111	37,314

Schedule of Accounts Receivable from a Related Party

As of December 31, 2024 and June 30, 2025, accounts receivable from related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”)	International trading	173,382	-	-
The other logistics service customers	Logistic services	76,543	451,609	63,086
Total accounts receivable - related parties, net		249,925	451,609	63,086

As of December 31, 2024 and June 30, 2025, prepaid expenses from related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Winpass Logistics (HK) Co., Limited (“Winpass”)	Logistic services	3,227,663	-	-
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Logistic services	3,468,341	-	-
		6,696,004	-	-

As of December 31, 2024 and June 30, 2025, other receivable from related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Winpass Logistics (HK) Co., Limited (“Winpass”)	Deposit and prepayment for logistic services	8,725,488	60,097	8,395
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Deposit for logistic services	11,547,932	11,358,881	1,586,746
		20,273,420	11,418,978	1,595,141

As of December 31, 2024 and June 30, 2025, loans receivable from related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
HYTX Warehouse No. 3 LLC (“ No. 3 LLC)	Loan	-	235,236	32,861
HYTX Warehouse No. 10 LLC (“ No. 10 LLC)	Loan	-	700,670	97,878
		-	935,906	130,739

As of December 31, 2024 and June 30, 2025, accounts payable to related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	Logistic services	-	204,988	28,635
Cargo Link Logistics HK Company Limited	Logistic services	86,129	11,431,039	1,596,826
The other logistics service providers	Logistic services	156,605	94,840	13,249
		242,734	11,730,867	1,638,710

As of December 31, 2024 and June 30, 2025, loan payable to a related party consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”)	Loan	1,500,000	-	-
Key management and their immediate family members	Loan	733,700	40,000	5,588
		2,233,700	40,000	5,588

As of December 31, 2024 and June 30, 2025, other payable to related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Payment for logistics service (a)	624,125	627,993	87,726
The other logistics service providers	Payment for logistics service / Interest payable	165,435	-	-
		789,560	627,993	87,726

As of December 31, 2024 and June 30, 2025, loans payable to shareholders consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Huang Jianhong	Loan	658,000	-	-
Jia Xiaohua	Loan	1,000,000	-	-
Wang Qing	Loan	300,000	-	-
Yi Yu	Loan	5,697,800	-	-
Peng ZhongLiang	Loan	1,000,000	-	-
		8,655,800	-	-

As of December 31, 2024 and June 30, 2025, other payable to shareholders consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Xiaogang Geng	Dividend	6,225,000	6,225,000	869,583
Xiaohua Jia	Dividend	712,500	712,500	99,531
		6,937,500	6,937,500	969,114